Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.7%)
Communication Services (4.6%)
*	Charter Communications Inc. Class A	765,834	283,902
	T-Mobile US Inc.	1,650,912	266,177
*	Alphabet Inc. Class A	1,859,399	260,502
	Electronic Arts Inc.	1,013,509	139,439
	Walt Disney Co.	1,155,007	110,938
			1,060,958
Consumer Discretionary (5.5%)
	Magna International Inc.	3,499,754	198,961
	Lear Corp.	1,381,940	183,660
	Wyndham Hotels & Resorts Inc.	2,059,304	160,481
	PVH Corp.	1,114,802	134,066
*	Mohawk Industries Inc.	1,060,308	110,537
	Gildan Activewear Inc.	3,142,135	103,722
	Ross Stores Inc.	720,745	101,106
	Newell Brands Inc.	11,866,202	98,727
	BYD Co. Ltd. Class H	4,123,000	92,315
	Las Vegas Sands Corp.	1,821,840	89,124
			1,272,699
Consumer Staples (6.5%)
	Tyson Foods Inc. Class A	6,147,403	336,632
	Kenvue Inc.	15,288,081	317,381
*	Dollar Tree Inc.	1,691,451	220,937
	Unilever plc (XLON)	4,517,785	219,836
	Sysco Corp.	2,565,140	207,597
	Philip Morris International Inc.	2,007,580	182,389
	Dollar General Corp.	189,767	25,062
			1,509,834
Energy (7.1%)
	Schlumberger NV	7,329,667	356,955
	Canadian Natural Resources Ltd.	3,758,568	240,511
	Halliburton Co.	6,671,049	237,823
	Shell plc ADR	2,806,534	176,559
	Enbridge Inc.	4,620,791	164,079
	ConocoPhillips	1,457,553	163,056
	Diamondback Energy Inc.	1,032,999	158,813
	NOV Inc.	4,383,136	85,515
	Exxon Mobil Corp.	578,725	59,499
			1,642,810
Financials (22.6%)
	Chubb Ltd.	1,732,209	424,391
	MetLife Inc.	6,059,725	420,060

		Shares	Market Value ($000)
	Morgan Stanley	4,345,651	379,115
	Equitable Holdings Inc.	11,493,572	375,725
	Voya Financial Inc.	4,661,809	337,375
	Allstate Corp.	1,803,300	279,962
	M&T Bank Corp.	1,790,180	247,224
	Raymond James Financial Inc.	2,209,663	243,461
	Capital One Financial Corp.	1,761,259	238,334
	Bank of America Corp.	6,677,685	227,108
	Citigroup Inc.	4,035,906	226,697
	Wells Fargo & Co.	4,481,987	224,906
	JPMorgan Chase & Co.	1,265,602	220,670
	Charles Schwab Corp.	3,184,261	200,354
	Everest Group Ltd.	502,014	193,260
*	FleetCor Technologies Inc.	637,095	184,713
	Globe Life Inc.	1,502,243	184,506
	Global Payments Inc.	1,188,645	158,363
[1]	New York Community Bancorp Inc.	21,669,135	140,199
	Goldman Sachs Group Inc.	328,699	126,224
	UBS Group AG (Registered)	4,155,129	124,280
	American International Group Inc.	1,043,395	72,526
	Invesco Ltd.	852,369	13,493
			5,242,946
Health Care (15.4%)
	Pfizer Inc.	14,196,727	384,447
	AstraZeneca plc ADR	4,117,382	274,382
*	Centene Corp.	3,448,068	259,674
	UnitedHealth Group Inc.	431,017	220,569
	Quest Diagnostics Inc.	1,712,290	219,909
	Baxter International Inc.	5,535,528	214,170
	Novartis AG (Registered)	2,052,073	212,213
	Agilent Technologies Inc.	1,463,061	190,344
	Medtronic plc	2,087,089	182,704
	Humana Inc.	477,315	180,454
[1]	Fresenius Medical Care AG & Co. KGaA ADR	8,204,589	158,349
	DENTSPLY SIRONA Inc.	3,894,432	135,332
	Bristol-Myers Squibb Co.	2,736,392	133,727
	Teleflex Inc.	513,631	124,725
*	United Therapeutics Corp.	536,229	115,171
	Encompass Health Corp.	1,383,756	98,302
	Johnson & Johnson	616,171	97,910
	Elevance Health Inc.	186,825	92,187
	Cigna Group	298,096	89,712
	Cardinal Health Inc.	671,183	73,286
	CVS Health Corp.	840,322	62,495
	McKesson Corp.	95,396	47,687
			3,567,749
Industrials (13.7%)
	Leidos Holdings Inc.	3,028,983	334,612
	Westinghouse Air Brake Technologies Corp.	2,489,289	327,516
	United Parcel Service Inc. Class B (XNYS)	1,994,247	282,984
	General Dynamics Corp.	943,490	250,015
	Knight-Swift Transportation Holdings Inc.	3,921,920	225,040
	SS&C Technologies Holdings Inc.	3,635,214	221,821
*	AerCap Holdings NV	2,798,250	214,234
	RTX Corp.	2,186,460	199,230
	Dover Corp.	1,285,904	192,603
	Delta Air Lines Inc.	4,726,284	184,987

		Shares	Market Value ($000)
	Techtronic Industries Co. Ltd.	15,786,750	167,673
	Airbus SE	854,699	136,141
	Emerson Electric Co.	1,337,800	122,716
	Genpact Ltd.	2,855,486	102,512
*	Middleby Corp.	664,486	93,739
	Toro Co.	925,060	85,549
	General Electric Co.	327,342	43,347
			3,184,719
Information Technology (7.7%)
	NXP Semiconductors NV	1,291,826	272,020
	QUALCOMM Inc.	1,619,205	240,468
	Cognizant Technology Solutions Corp. Class A	3,081,529	237,647
	Micron Technology Inc.	2,434,377	208,748
	Seagate Technology Holdings plc	2,394,427	205,154
	TE Connectivity Ltd.	1,059,573	150,661
	Amdocs Ltd.	1,630,266	149,463
	Skyworks Solutions Inc.	994,902	103,927
	Microsoft Corp.	255,558	101,605
	Samsung Electronics Co. Ltd. (XKRX)	913,912	49,659
*	Zebra Technologies Corp. Class A	191,545	45,885
	Cisco Systems Inc.	556,397	27,920
			1,793,157
Materials (4.5%)
	Rio Tinto plc ADR	3,343,497	231,604
	Dow Inc.	3,814,708	204,468
	Reliance Steel & Aluminum Co.	619,923	176,938
	PPG Industries Inc.	1,251,337	176,489
	CRH plc (SGMX)	2,096,469	148,727
	FMC Corp.	2,145,562	120,581
			1,058,807
Real Estate (3.9%)
	American Tower Corp.	1,491,710	291,853
	Equinix Inc.	225,688	187,269
	UDR Inc.	4,356,201	156,910
	AvalonBay Communities Inc.	663,112	118,704
	Extra Space Storage Inc.	768,318	110,976
*	CBRE Group Inc. Class A	384,588	33,194
			898,906
Utilities (5.2%)
	Edison International	6,236,048	420,808
	Exelon Corp.	8,072,734	281,012
	Duke Energy Corp.	2,260,068	216,582
	Iberdrola SA (XMAD)	17,100,393	205,905
	AES Corp.	4,560,665	76,072
*	Iberdrola SA	294,834	3,561
			1,203,940
Total Common Stocks (Cost $18,774,358)			22,436,525
Temporary Cash Investments (3.0%)
Money Market Fund (2.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.410%	4,708,389	470,792

	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (1.0%)
Bank of America Securities, LLC 5.320%, 2/1/24 (Dated 1/31/24, Repurchase Value $200,730,000, collateralized by Fannie Mae 1.100%–6.000%, 2/1/26–1/1/54, and Freddie Mac 3.000%–6.500%, 2/1/34–1/1/54, with a value of $204,714,000)	200,700	200,700
JP Morgan Securities LLC 5.310%, 2/1/24 (Dated 1/31/24, Repurchase Value $15,002,000, collateralized by U.S. Treasury Note/Bond 1.000%–3.750%, 12/15/24–8/15/46, with a value of $15,300,000)	15,000	15,000
		215,700
Total Temporary Cash Investments (Cost $686,443)		686,492
Total Investments (99.7%) (Cost $19,460,801)		23,123,017
Other Assets and Liabilities—Net (0.3%)		73,966
Net Assets (100%)		23,196,983
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,641,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,920,000 was received for securities on loan, of which $9,550,000 is held in Vanguard Market Liquidity Fund and $1,370,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	1,144	278,593	4,007
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,200,495	1,236,030	—	22,436,525
Temporary Cash Investments	470,792	215,700	—	686,492
Total	21,671,287	1,451,730	—	23,123,017
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,007	—	—	4,007
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.